Note 14 - Provisions	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of provisions [text block]
14.	PROVISIONS

During fiscal
2019,
Just Energy’s management team approved several restructuring actions including targeted workforce reductions. These actions include the elimination of over
200
positions. The actions are in direct alignment with Just Energy’s ongoing transition to a consumer-focused company and are expected to generate future cost savings.

Nine months ended Dec. 31, 2019
Balance, March 31, 2019	$7,205
Restructuring costs paid during the period	(5,827)
Foreign exchange impact	(1)
Balance, December 31, 2019	$1,377